UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stratix Asset Management, LP

Address:  280 Park Avenue, 24th Floor
          New York, New York 10017

13F File Number: 028-11260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ed Grinacoff
Title:    Chief Financial Officer
Phone:    212-878-8980

Signature, Place and Date of Signing:


/s/ Ed Grinacoff             New York, New York           September 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  $218,404
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number                Name
     --------------------                ----

(1)                                      The Stratix Master Fund

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                            June 20, 2006
              COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7         COLUMN 8

                                                             VALUE     SHRS OR/  SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP     (X1000)    PRN AMT   PRN CALL   DISCRETION   MNGRS   SOLE SHARED    NONE
        --------------         --------------     -----     -------    -------   --- ----   ----------   -----   ---- ------    ----
ATI TECHNOLOGIES INC                 COM        001941103    12,631      865,154 SH         SHARED        (1)           865,154
ASAT HLDGS LTD                  SPONSORED ADR   00208B105       343      519,002 SH         SHARED        (1)           519,002
ACTIONS SEMICONDUCTOR CO LTD
 ADR CMN                             ADR        00507E107    16,034    1,527,010 SH         SHARED        (1)         1,527,010
AKAMAI TECHNOLOGIES INC              COM        00971T101       362       10,000 SH         SHARED        (1)            10,000
ALLEGHENY TECHNOLOGIES INC
 CMN                                 COM        01741R102     1,754       25,332 SH         SHARED        (1)            25,332
ALTERA CORP                          COM        021441100    10,844      617,917 SH         SHARED        (1)           617,917
ANALOG DEVICES INC                   COM        032654105     5,737      178,500 SH         SHARED        (1)           178,500
APPLIED MATLS INC                    COM        038222105    10,593      650,685 SH         SHARED        (1)           650,685
APPLIED MICRO CIRCUITS CORP          COM        03822W109       218       80,000 SH         SHARED        (1)            80,000
ATHEROS COMMUNICATIONS INC           COM        04743P108     2,104      110,433 SH         SHARED        (1)           110,433
ATHEROS COMMUNICATIONS INC           COM        04743P108         9          100     CALL   SHARED        (1)               100
AVNET INC                            COM        053807103       901       45,000 SH         SHARED        (1)            45,000
AXCELIS TECHNOLOGIES INC             COM        054540109       266       45,000 SH         SHARED        (1)            45,000
CHEVRON CORP NEW                     COM        166764100     3,103       50,000 SH         SHARED        (1)            50,000
CONOCOPHILLIPS                       COM        20825C104     5,570       85,000 SH         SHARED        (1)            85,000
CYMER INC                            COM        232572107       232        5,000 SH         SHARED        (1)             5,000
CYNOSURE INC                        CL A        232577205       215       15,000 SH         SHARED        (1)            15,000
CYPRESS SEMICONDUCTOR CORP           COM        232806109     2,028      139,500 SH         SHARED        (1)           139,500
DR HORTON INC                        COM        23331A109       476       20,000 SH         SHARED        (1)            20,000
ELECTRONIC ARTS INC                  COM        285512109     2,260       52,500 SH         SHARED        (1)            52,500
EMULEX CORP                        COM NEW      292475209     3,003      184,587 SH         SHARED        (1)           184,587
EXXON MOBIL CORP                     COM        30231G102    13,833      225,478 SH         SHARED        (1)           225,478
GENERAL ELECTRIC CO                  COM        369604103       659       20,000 SH         SHARED        (1)            20,000
GIANT INDS INC                       COM        374508109       666       10,000 SH         SHARED        (1)            10,000
HALLIBURTON CO                       COM        406216101       742       10,000 SH         SHARED        (1)            10,000
HESS CORP                            COM        42809H107     1,586       30,000 SH         SHARED        (1)            30,000
INTEGRATED DEVICE TECHOLOGY          COM        458118106     4,681      330,140 SH         SHARED        (1)           330,140
INTERNATIONAL BUSINESS MACHS         COM        459200101       255          750     PUT    SHARED        (1)               750
INTERNATIONAL RECTIFIER CORP         COM        460254105     8,027      205,400 SH         SHARED        (1)           205,400
INTERSIL CORP                       CL A        46069S109       698       30,000 SH         SHARED        (1)            30,000
IONATRON INC                         COM        462070103       187       29,501 SH         SHARED        (1)            29,501
LATTICE SEMICONDUCTOR CORP           COM        518415104        65       10,557 SH         SHARED        (1)            10,557
LENNAR CORP                         CL A        526057104       333        7,500 SH         SHARED        (1)             7,500
LEVEL 3 COMMUNICATIONS INC           COM        52729N100       355       80,000 SH         SHARED        (1)            80,000
LINEAR TECHNOLOGY CORP               COM        535678106     4,164      124,350 SH         SHARED        (1)           124,350
MEMC ELECTR MATLS INC                COM        552715104     1,688       45,000 SH         SHARED        (1)            45,000
MARATHON OIL CORP                    COM        565849106     1,841       22,100 SH         SHARED        (1)            22,100
MAXIM INTEGRATED PRODS INC           COM        57772K101       241        7,500 SH         SHARED        (1)             7,500
MICRON TECHNOLOGY INC                COM        595112103       265       17,600 SH         SHARED        (1)            17,600
MICROTUNE INC DEL                    COM        59514P109       250       40,000 SH         SHARED        (1)            40,000
MOTOROLA INC                         COM        620076109       846       42,000 SH         SHARED        (1)            42,000
NASDAQ 100 TR                    UNIT SER 1     631100104    12,213      315,000 SH         SHARED        (1)           315,000
NETEASE COM INC                 SPONSORED ADR   64110W102       246       11,000 SH         SHARED        (1)            11,000
NORTEL NETWORKS CORP NEW             COM        656568102       560      250,000 SH         SHARED        (1)           250,000
NOVATEL WIRELESS INC               COM NEW      66987M604       292       28,000 SH         SHARED        (1)            28,000
NVIDIA CORP                          COM        67066G104     1,214       57,000 SH         SHARED        (1)            57,000
NUVELO INC CMN                     COM NEW      67072M301       250       15,000 SH         SHARED        (1)            15,000
ON SEMICONDUCTOR CORP                COM        682189105       224       38,081 SH         SHARED        (1)            38,081
PLX TECHNOLOGY INC                   COM        693417107       244       20,000 SH         SHARED        (1)            20,000
POWER INTEGRATIONS INC               COM        739276103     1,888      108,000 SH         SHARED        (1)           108,000
PULTE HOMES INC                      COM        745867101       288       10,000 SH         SHARED        (1)            10,000
QUALCOMM INC                         COM        747525103       601       15,000 SH         SHARED        (1)            15,000
QUALCOMM INC                         COM        747525103       242          500     CALL   SHARED        (1)               500
QUESTCOR PHARMACEUTICALS INC         COM        74835Y101       145       85,000 SH         SHARED        (1)            85,000
RSA SEC INC                          COM        749719100       401       14,800 SH         SHARED        (1)            14,800
SPDR TR                          UNIT SER 1     78462F103     4,020       31,600 SH         SHARED        (1)            31,600
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     1,210       50,000 SH         SHARED        (1)            50,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506       114        2,000 SH         SHARED        (1)             2,000
SEMICONDUCTOR HLDRS TR            DEP RCPT      816636203       210          300     PUT    SHARED        (1)               300
SIGMA DESIGNS INC                    COM        826565103       311       32,950 SH         SHARED        (1)            32,950
SILICON LABORATORIES INC             COM        826919102     2,162       61,500 SH         SHARED        (1)            61,500
SILICON LABORATORIES INC             COM        826919102         7          100     CALL   SHARED        (1)               100
SOHU COM INC                         COM        83408W103     1,522       59,000 SH         SHARED        (1)            59,000
SUNOCO INC                           COM        86764P109    27,868      402,200 SH         SHARED        (1)           402,200
SUNPOWER CORP                       CL A        867652109       405       14,464 SH         SHARED        (1)            14,464
SYNAPTICS INC                        COM        87157D109     1,434       67,000 SH         SHARED        (1)            67,000
TIB FINL CORP                        COM        872449103     1,104       34,500 SH         SHARED        (1)            34,500
TESORO CORP                          COM        881609101     1,688       22,700 SH         SHARED        (1)            22,700
TOLL BROTHERS INC                    COM        889478103       511       20,000 SH         SHARED        (1)            20,000
TRIDENT MICROSYSTEMS INC             COM        895919108       292       15,390 SH         SHARED        (1)            15,390
VALERO ENERGY CORP NEW               COM        91913Y100    20,367      306,181 SH         SHARED        (1)           306,181
VALERO ENERGY CORP NEW               COM        91913Y100       315          650     CALL   SHARED        (1)               650
VOLTERRA SEMICONDUCTOR CORP          COM        928708106       717       46,961 SH         SHARED        (1)            46,961
YAHOO INC                            COM        984332106     1,815       55,000 SH         SHARED        (1)            55,000
ZORAN CORP                           COM        98975F101     1,417       58,200 SH         SHARED        (1)            58,200
MARVELL TECHNOLOGY GROUP LTD         ORD        G5876H105       665       15,000 SH         SHARED        (1)            15,000
VERIGY LTD                           SHS        Y93691106    11,377      718,730 SH         SHARED        (1)           718,730

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